Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 1,298	$ 1,775
Deferred loan fees		10
Post-retirement death benefits	70	64
Deferred compensation	93	85
Nonaccrual interest	83	80
Depreciation	71	41
Other real estate owned loss reserves		394
Tax mark-to-market adjustments on securities available for sale	36	131
Accrued stock awards
Net operating loss carryforward	1,904	6,628
Unrealized loss on securities available for sale
Other	72	79
Gross deferred tax assets	3,627	9,287
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	9	12
Prepaid expenses	94	46
Unrealized gain on securities available for sale	36	131
Other		103
Deferred tax liabilities	505	658
Net deferred tax asset before valuation allowance	3,122	8,629
Deferred tax valuation allowance	(3,122)	(8,629)
Net deferred tax asset